Organization, Business Operations and Liquidity (FY) (Details) - USD ($)	1 Months Ended	8 Months Ended	9 Months Ended
	Dec. 22, 2021	Dec. 31, 2021	Sep. 30, 2022
Organization, Business Operations and Liquidity (Details) [Line Items]
Purchase share of common stock per share (in Dollars per share)	$ 11.5
Sold price per unit (in Dollars per share)	$ 10
Generating gross proceeds		$ 7,347,500
Transaction costs amounted		7,959,726	$ 7,959,726
Underwriting fees		3,450,000	3,450,000
Shares cost		3,570,576	3,570,576
Warrants cost		259,527	259,527
Other offering costs		$ 679,623	$ 679,623
fair market value percentage		80.00%	80.00%
Public offering amount	$ 191,647,500
Shares issued price per share (in Dollars per share)	$ 10.1
Maturity days	185 days
Company obligation percentage		100.00%	100.00%
Trust account per public share (in Dollars per share)		$ 10.1	$ 10.1
Dissolution expenses		$ 100,000	$ 100,000
Deposit amount		$ 1,897,500	$ 1,897,500
Price per share (in Dollars per share)		$ 0.1	$ 0.1
Aggregate amount		$ 3,795,000	$ 3,795,000
Aggregate price per share (in Dollars per share)		$ 0.2	$ 0.2
Net tangible assets		$ 5,000,001	$ 5,000,001
Public per share (in Dollars per share)		$ 10.1	$ 10.1
Cash		$ 741,228	$ 372,871
Working Capital		998,574
Unsecured promissory note		204,841	204,841
Sponsor [Member]
Organization, Business Operations and Liquidity (Details) [Line Items]
Capital contribution		$ 25,000	$ 25,000
Business Combination [Member]
Organization, Business Operations and Liquidity (Details) [Line Items]
Business combination voting securities		50.00%	50.00%
Common Stock [Member]
Organization, Business Operations and Liquidity (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 0.0001
IPO [Member]
Organization, Business Operations and Liquidity (Details) [Line Items]
Number of units issued	$ 18,975,000
Generating gross proceeds	189,750,000	$ 7,347,500	$ 7,347,500
Warrants (in Shares)		7,347,500	7,347,500
Issued shares (in Shares)		697,500	697,500
Operating bank account	741,228
Aggregate price per share (in Dollars per share)		$ 0.2
Over-Allotment Option [Member]
Organization, Business Operations and Liquidity (Details) [Line Items]
Number of units issued	$ 2,475,000
Private Placement [Member]
Organization, Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds		$ 7,347,500
Warrants per share (in Dollars per share)		$ 1	$ 1